Future Maturities of Debt Securities Classified as Held to Maturity (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost	$ 4,029	¥ 332,000
Fair Value	$ 4,004	¥ 330,000